Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Pursuant to Item 402(v) of Regulation S-K, we are providing the following information regarding certain measures of the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the Compensation Actually Paid (CAP) to our NEOs, we make various adjustments to amounts that have been previously reported in the Summary Compensation Table (SCT) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. Note that for our NEOs other than our principal executive officer (the PEO), compensation is reported as average compensation.
In the 2022 Annual Incentive Program Performance Assessment as well as the Long-Term Incentive Program sections of the CD&A, we describe all of the elements that have a direct connection to the Company’s financial performance and to the CAP of the Company’s PEO and the NEOs as a group (excluding the PEO). As the majority of total direct compensation is provided to our PEO and NEOs through long-term incentives, the Company’s stock price also has a direct relationship to the CAP.

							Value of Initial Fixed $100 Investment Based on
Fiscal Year	SCT Total PEO #1(1)	CAP PEO #1(1)	SCT Total PEO #2(1)	CAP PEO #2(1)	Average SCT Non-PEO NEOs(2)	CAP Non-PEO NEOs(2)	Company TSR(3)	Peer Group TSR(3)	Net Income	Company Selected Measure (EPS Non-GAAP)(4)
a	b	c	d	e	f	g	h	i	j	k
(2022)	12,959,134	10,858,066			3,410,910	2,951,647	107	117	1,404.9	4.09
(2021)	6,467,078	5,120,192	10,220,941	10,910,465	4,157,260	3,471,045	113	116	1,220.5	3.86
(2020)			14,575,276	14,062,876	5,002,344	3,960,432	105	99	1,205.2	3.64

(1)
The PEOs for each year are as follows:

a.
2022 and 2021 — Joseph Nolan

b.
2020 and 2021 — James Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021

(2)
The Non-PEO NEOs for each year are as follows:

a.
2022 — John Moreira, Werner Schweiger, Gregory Butler, Christine Carmody, James Judge, and Philip Lembo

b.
2021 — Philip Lembo, Werner Schweiger, Gregory Butler, and Christine Carmody

c.
2020 — Philip Lembo, Werner Schweiger, Gregory Butler, and Joseph Nolan

(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020,

and then valued again on each of December 31, 2021 and December 31, 2022 as compared to the Edison Electric Institute (“EEI”) Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2022 pursusant to Item 201(e) of Regulation S-K
(4)
Set forth in Footnote 1 on page 36 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation

To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
(2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
(2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(2020)	14,575,276	-3,742,215	111,326	-6,682,612	6,707,152	2,047,648	1,046,301	14,062,876
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
(2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
(2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045
(2020)	5,002,344	-1,929,875	257,161	-1,494,123	1,499,609	422,302	203,013	3,960,432

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2022 awards to Mr. Lembo and Mr. Judge, who retired on November 30, 2022 and December 31, 2022, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]
(1)
The PEOs for each year are as follows:

a.
2022 and 2021 — Joseph Nolan

b.
2020 and 2021 — James Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021

(2)
The Non-PEO NEOs for each year are as follows:

a.
2022 — John Moreira, Werner Schweiger, Gregory Butler, Christine Carmody, James Judge, and Philip Lembo

b.
2021 — Philip Lembo, Werner Schweiger, Gregory Butler, and Christine Carmody

c.
2020 — Philip Lembo, Werner Schweiger, Gregory Butler, and Joseph Nolan

Peer Group Issuers, Footnote [Text Block]
(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020,

and then valued again on each of December 31, 2021 and December 31, 2022 as compared to the Edison Electric Institute (“EEI”) Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2022 pursusant to Item 201(e) of Regulation S-K

Adjustment To PEO Compensation, Footnote [Text Block]
To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
(2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
(2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(2020)	14,575,276	-3,742,215	111,326	-6,682,612	6,707,152	2,047,648	1,046,301	14,062,876
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
(2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
(2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045
(2020)	5,002,344	-1,929,875	257,161	-1,494,123	1,499,609	422,302	203,013	3,960,432

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2022 awards to Mr. Lembo and Mr. Judge, who retired on November 30, 2022 and December 31, 2022, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above

Non-PEO NEO Average Total Compensation Amount	$ 3,410,910	$ 4,157,260	$ 5,002,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,951,647	3,471,045	3,960,432
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
(2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
(2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(2020)	14,575,276	-3,742,215	111,326	-6,682,612	6,707,152	2,047,648	1,046,301	14,062,876
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
(2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
(2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045
(2020)	5,002,344	-1,929,875	257,161	-1,494,123	1,499,609	422,302	203,013	3,960,432

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2022 awards to Mr. Lembo and Mr. Judge, who retired on November 30, 2022 and December 31, 2022, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. TSR

As presented in graph below, the Company delivered positive TSR over three-year period, leading the EEI Index for 2020 but behind for the 2021 and 2022 periods. TSR is half of the measurement used for the Performance Share payout of our Long-Term Incentive Program. Three-year average EPS Growth is cross-referenced with the actual three-year TSR percentile to determine the actual performance share payout as a percentage of target. Similar to the previous two graphs, compensation, however, fluctuated due to the impact of the change in executive roster over the same three year period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. Net Income

The graph below illustrates that over the three year period, net income consistently increased. The Company does not use net income as a performance measure in its overall executive compensation program and therefore would not necessarily expect a meaningful relationship to exist between the measures.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. Non-GAAP EPS

The graph below illustrates the trend in CAP over the three years to our non-GAAP EPS. This illustrates that over the three year period, EPS consistently increased.
Compensation, however, fluctuated due to the impact of the change in executive roster over the same three year period.

Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation

As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the performance measures that are considered the most important by the Company in determining executive compensation for the 2022 performance year. The performance measures included in this table are not ranked by relative importance. These are described in the 2022 Performance Goals section.
Most Important Performance Measures
Earnings per share
Dividend Growth
Total Shareholder Return
Reliability
Restoration
Strategic Growth Initiatives

Total Shareholder Return Amount	$ 107	113	105
Peer Group Total Shareholder Return Amount	117	116	99
Net Income (Loss)	$ 1,404.9	$ 1,220.5	$ 1,205.2
Company Selected Measure Amount	4.09	3.86	3.64
PEO Name	Joseph Nolan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Non-GAAP Measure Description [Text Block]
(4)
Set forth in Footnote 1 on page 36 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Dividend Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Reliability
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Restoration
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Growth Initiatives
Joseph Nolan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,959,134	$ 6,467,078
PEO Actually Paid Compensation Amount	10,858,066	5,120,192
Joseph Nolan [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,143,443)	(1,705,782)
Joseph Nolan [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	429,463	336,850
Joseph Nolan [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,825,923)	(1,441,650)
Joseph Nolan [Member] | Fair Value of Equity Awards Granted during the Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,749,195	1,546,319
Joseph Nolan [Member] | Change in Fair Value of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(235,802)	(201,335)
Joseph Nolan [Member] | Change in Fair Value of Unvested Equity Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,557)	118,712
Joseph Nolan [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joseph Nolan [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	429,463	336,850
James Judge. Mr. Nolan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		10,220,941	$ 14,575,276
PEO Actually Paid Compensation Amount		10,910,465	14,062,876
James Judge. Mr. Nolan [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(3,742,215)
James Judge. Mr. Nolan [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		845,242	111,326
James Judge. Mr. Nolan [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,786,337)	(6,682,612)
James Judge. Mr. Nolan [Member] | Fair Value of Equity Awards Granted during the Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,279,051	6,707,152
James Judge. Mr. Nolan [Member] | Change in Fair Value of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,266,246)	2,047,648
James Judge. Mr. Nolan [Member] | Change in Fair Value of Unvested Equity Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		617,814	1,046,301
James Judge. Mr. Nolan [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
James Judge. Mr. Nolan [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		845,242	111,326
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,941)	(1,205,814)	(1,929,875)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	162,780	530,849	257,161
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,054,232)	(1,408,117)	(1,494,123)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted during the Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,031,140	1,510,350	1,499,609
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(419,104)	(238,540)	422,302
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,907)	125,057	203,013
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 162,780	$ 530,849	$ 257,161